UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-08295
                                                      ---------

                         New Providence Investment Trust
                         -------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                         Date of fiscal year end: May 31
                                                  ------

                   Date of reporting period: February 28, 2006
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS



WISDOM FUND

Schedule of Investments
(Unaudited)

As of February 28, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                      Shares          (Note 1)                                             Shares        (Note 1)
------------------------------------------------------------------  ---------------------------------------------------------------

COMMON STOCKS - 94.41%                                               Foods - 4.69%
                                                                        Cadbury Schweppes PLC                 9,500    $    388,740
Apparel - 0.80%                                                      *  Dean Foods Company                    2,000          74,940
    Nike, Inc.                         3,600        $    312,408        Sysco Corporation                    18,666         561,660
                                                    ------------        Whole Foods Market Inc.               3,000         191,640
                                                                        WM Wrigley Jr. Company                9,800         622,692
Banks - 5.36%                                                                                                          ------------
                                                                                                                          1,839,672
    M & T Bank Corporation             2,030             228,172                                                       ------------
    Wells Fargo Company               29,222           1,876,052
                                                    ------------     Health Care Services - 0.00%
                                                       2,104,224     *  Five Star Quality Care, Inc.              4              31
                                                    ------------                                                       ------------
 Beverages - 11.12%
    Anheuser-Busch Companies Inc.     10,700             444,478     Home Builders - 0.26%
    Coca-Cola Company                 81,930           3,438,602     *  Champion Enterprises, Inc.            6,700         103,984
    Diageo PLC                         3,000             185,100                                                       ------------
    PepsiCo Inc.                       5,000             295,550
                                                    ------------     Housewares - 0.06%
                                                       4,363,730        Lifetime Brands Inc.                  1,000          22,580
                                                    ------------                                                       ------------
Building Materials - 1.33%
    American Standard Comp. Inc.      13,190             522,060     Insurance - Multiline - 7.70%
                                                    ------------        American International Group, Inc.   12,150         806,274
                                                                        Endurance Specialty Holdings Ltd.     3,500         110,250
Chemicals - 1.16%                                                       Hartford Financial Services
    The Sherwin-Williams Company       9,970             454,134          Group Inc.                          3,000         247,140
                                                    ------------        The Allstate Corporation             33,250       1,821,435
                                                                        Torchmark Corp.                         700          38,269
Commercial Services - 3.60%                                                                                            ------------
    Aaron Rents, Inc.                  6,000             157,200                                                          3,023,368
    H & R Block Inc.                   1,000              22,300                                                       ------------
*   Iron Mountain, Inc.                4,850             211,945     Insurance - Property & Casualty - 14.93%
    Moody's Corporation               14,410             965,470     *  Markel Corporation                    5,900       1,938,445
    The ServiceMaster Company          4,600              57,592     *  Philadelphia Consolidated
                                                    ------------          Holdings Corp.                      2,500         267,500
                                                       1,414,507        The Chubb Corporation                16,400       1,570,300
                                                    ------------        Wesco Financial Corporation             386         153,242
Computers - 0.24%                                                       White Mountains Ins. Group Ltd.       3,500       1,932,035
*   Lexmark International, Inc.        2,000              94,180                                                       ------------
                                                    ------------                                                          5,861,522
                                                                                                                       ------------
Cosmetics & Personal Care - 7.07%                                    Internet - 0.26%
    Procter & Gamble                  46,295           2,774,459     *  Blue Nile Inc.                        3,000         100,110
                                                    ------------                                                       ------------

Diversified Financial Services - 5.73%                               Investment Company - 0.27%
    American Express Company          41,750           2,249,490        American Capital Strategies Ltd.      3,000         107,100
                                                    ------------                                                       ------------
                                                                     Media - 5.21%
Electric - 4.64%                                                     *  Comcast Corporation                  12,500         335,375
*   Allegheny Energy, Inc.            15,400             550,704        Gannett Company, Inc.                 4,298         267,164
    Constellation Energy Group, Inc.   3,800             223,212        The Washington Post Company           1,920       1,444,320
    Duke Energy Corporation           12,500             355,000                                                       ------------
    FPL Group, Inc.                   11,800             494,774                                                          2,046,859
    The Southern Company               5,800             197,374                                                       ------------
                                                    ------------
                                                       1,821,064
                                                    ------------





                                                                                                                         (Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of February 28, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                      Shares          (Note 1)                                             Shares        (Note 1)
------------------------------------------------------------------  ---------------------------------------------------------------

COMMON STOCKS - (Continued)                                          MONEY MARKET FUND - 5.49%

Miscellaneous Manufacturer - 0.23%                                      Evergreen Institutional
    Tyco International Ltd.            3,500        $     90,265          Money Market Fund                 369,930    $    369,930
                                                    ------------
                                                                        Merrimac Cash Series
Oil & Gas - 2.81%                                                         Nottingham Shares               1,783,864       1,783,864
    Burlington Resources, Inc.         3,000             270,540                                                       ------------
    Canadian Natural Resources Ltd.    1,000              54,560     Total Money Market (Cost $2,153,794)              $  2,153,794
                                                                                                                       ------------
    Chesapeake Energy Corp.            6,000             178,140
    Cimarex Energy Co.                 1,000              42,660     Total Investments (Cost $33,045,913) - 100.02%    $ 39,258,761
    Devon Energy Corp.                 1,000              58,630     Liabilities in Excess of Other Assets- (0.02)%         (7,604)
                                                                                                                       ------------
    PetroChina Company Ltd.            3,000             291,690
*   Superior Energy Services, Inc.     8,000             208,000     Net Assets - 100.00%                              $ 39,251,157
                                                    ------------                                                       ============
                                                       1,104,220
                                                    ------------     Aggregate cost for financial  reporting and federal income tax
Packaging & Containers - 0.33%                                       purposes is the same.  Unrealized  appreciation/(depreciation)
    Sealed Air Corporation             2,252             128,094     of investments for financial  reporting and federal income tax
                                                    ------------     purposes is as follows:
Pipelines - 3.17%
    Kinder Morgan, Inc.               13,400           1,243,252     Aggregate gross unrealized appreciation           $  7,187,277
                                                    ------------     Aggregate gross unrealized depreciation              (974,429)
                                                                                                                       ------------
Retail - 6.27%

    Costco Wholesale Corporation       6,500             333,320     Net unrealized appreciation                       $  6,212,848
    Home Depot Inc.                   13,000             547,950                                                       ============
    Lowe's Companies, Inc.             5,300             361,354
    McDonald's Corporation             7,000             244,370      *  Non-income producing investment.
    Outback Steakhouse, Inc.           1,800              75,258
    Pier 1 Imports, Inc.               1,000              10,530
    The Gap, Inc.                     10,000             185,400     Note 1 - Investment Valuation
    Wal-Mart Stores, Inc.             10,100             458,136
    Yum! Brands, Inc.                  5,150             245,655     The Fund's  investments  in  securities  are carried at value.
                                                    ------------     Securities  listed on an  exchange  or  quoted  on a  national
                                                       2,461,973     market  system are  valued at the last sales  price as of 4:00
                                                    ------------     p.m.   Eastern   Time.   Securities   traded  in  the   NASDAQ
Software - 2.43%                                                     over-the-counter  market  are  generally  valued at the NASDAQ
    Automatic Data Processing, Inc.    6,200             286,378     Official  Closing  Price.   Other  securities  traded  in  the
    First Data Corporation            14,770             666,570     over-the-counter  market  and listed  securities  for which no
                                                    ------------     sale was  reported  on that date are valued at the most recent
                                                         952,948     bid price.  Securities  and  assets  for which  representative
                                                    ------------     market  quotations  are not readily  available  (e.g.,  if the
Textiles - 4.74%                                                     exchange on which the portfolio security is principally traded
 *  Mohawk Industries, Inc.           21,495           1,859,533     closes  early  or  if  trading  of  the  particular  portfolio
                                                    ------------     security is halted during the day and does not resume prior to the Fund's net asset  value  calculation)  or which  cannot be
Total Common Stocks (Cost $30,843,144)                37,055,767     accurately  valued using the Fund's normal pricing  procedures
                                                    ------------     are valued at fair  value as  determined  in good faith  under policies  approved by the  Trustees.  A  portfolio  security's
MUTUAL FUND - 0.12%                                                  "fair  value"  price may differ from the price next  available
    Aberdeen Asia-Pacific Income Fund                                for that  portfolio  security  using the Fund's normal pricing
      (Cost $48,975)                   8,000              49,200     procedures.  Investment  companies  are  valued  at net  asset
                                                    ------------     value.  Instruments  with  maturities  of 60 days or less  are valued at amortized cost, which approximates market value.

                                                                                                                         (Continued)


WISDOM FUND

Summary of Investments by Industry
(Unaudited)

As of February 28, 2006
--------------------------------------------------------------

--------------------------------------------------------------

                                  % of Net
Industry                            Assets             Value
--------------------------------------------------------------
Apparel                             0.80%         $   312,408
Banks                               5.36%           2,104,224
Beverages                          11.12%           4,363,730
Building Materials                  1.33%             522,060
Chemicals                           1.16%             454,134
Commercial Services                 3.60%           1,414,507
Computers                           0.24%              94,180
Cosmetics & Personal Care           7.07%           2,774,459
Diversified Financial Services      5.73%           2,249,490
Electric                            4.64%           1,821,064
Foods                               4.69%           1,839,672
Health Care Services                0.00%                  31
Home Builders                       0.26%             103,984
Housewares                          0.06%              22,580
Insurance - Multiline               7.70%           3,023,368
Insurance - Property & Casualty    14.93%           5,861,522
Internet                            0.26%             100,110
Investment Company                  0.27%             107,100
Media                               5.21%           2,046,859
Miscellaneous Manufacturer          0.23%              90,265
Money Market Fund                   5.49%           2,153,794
Mutual Fund                         0.12%              49,200
Oil & Gas                           2.81%           1,104,220
Packaging & Containers              0.33%             128,094
Pipelines                           3.17%           1,243,252
Retail                              6.27%           2,461,973
Software                            2.43%             952,948
Textiles                            4.74%           1,859,533
-------------------------------------------------------------
Total                             100.02%         $39,258,761

ITEM 2. CONTROLS AND PROCEDURES

(a) The Principal Executive Officer/Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust


By: (Signature and Title)        /s/  C. Douglas Davenport
                                 _________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer


Date: April 11, 2006






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.


By: (Signature and Title)        /s/  C. Douglas Davenport
                                 _________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer
                                 New Providence Investment Trust

Date:  April 11, 2006